American Century Investments®
Quarterly Portfolio Holdings
American Century® Multisector Floating Income ETF (FUSI)
May 31, 2025

Multisector Floating Income ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
COLLATERALIZED LOAN OBLIGATIONS — 32.3%
522 Funding CLO Ltd., Series 2018-3A, Class AR, VRN, 5.57%, (3-month SOFR plus 1.30%), 10/20/31(1)	485,095	484,754
ACREC LLC, Series 2023-FL2, Class A, VRN, 6.56%, (1-month SOFR plus 2.23%), 2/19/38(1)	152,770	153,128
Apidos CLO XXIV, Series 2016-24A, Class A2LX, VRN, 5.88%, (3-month SOFR plus 1.61%), 10/20/30(1)	1,000,000	1,001,099
Apidos CLO XXIV Ltd., Series 2016-24A, Class A1AL, VRN, 5.48%, (3-month SOFR plus 1.21%), 10/20/30(1)	468,747	469,554
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, VRN, 5.51%, (1-month SOFR plus 1.18%), 8/15/34(1)	84,991	84,990
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class AS, VRN, 5.84%, (1-month SOFR plus 1.51%), 8/15/34(1)	500,000	498,854
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.79%, (1-month SOFR plus 1.46%), 11/15/36(1)	377,019	377,129
AREIT Trust, Series 2022-CRE6, Class A, SEQ, VRN, 5.58%, (30-day average SOFR plus 1.25%), 1/20/37(1)	386,920	385,716
ARES LII CLO Ltd., Series 2019-52A, Class CRR, VRN, 5.82%, (3-month SOFR plus 1.55%), 4/22/31(1)	300,000	300,306
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class A1R, VRN, 5.55%, (3-month SOFR plus 1.27%), 7/25/36(1)	900,000	899,597
Barings CLO Ltd., Series 2015-IA, Class AR, VRN, 5.52%, (3-month SOFR plus 1.25%), 1/20/31(1)	72,648	72,765
BSPRT Issuer Ltd., Series 2021-FL6, Class A, VRN, 5.54%, (1-month SOFR plus 1.21%), 3/15/36(1)	4,697	4,697
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 6.59%, (1-month SOFR plus 2.26%), 9/15/35(1)	99,949	100,100
Buttermilk Park CLO Ltd., Series 2018-1A, Class A1R, VRN, 5.34%, (3-month SOFR plus 1.08%), 10/15/31(1)	202,266	202,230
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 5.64%, (3-month SOFR plus 1.37%), 1/22/31(1)	97,810	98,081
Dryden 60 CLO Ltd., Series 2018-60A, Class A, VRN, 5.57%, (3-month SOFR plus 1.31%), 7/15/31(1)	141,969	142,240
GoldenTree Loan Management U.S. CLO 9 Ltd., Series 2021-9A, Class AR, VRN, 5.77%, (3-month SOFR plus 1.50%), 4/20/37(1)	1,000,000	1,001,895
Greenwood Park CLO Ltd., Series 2018-1A, Class A1, VRN, 5.55%, (3-month SOFR plus 1.29%), 4/15/31(1)	160,001	160,214
HGI CRE CLO Ltd., Series 2021-FL1, Class A, VRN, 5.49%, (1-month SOFR plus 1.16%), 6/16/36(1)	28,146	28,062
HGI CRE CLO Ltd., Series 2021-FL2, Class A, VRN, 5.44%, (1-month SOFR plus 1.11%), 9/17/36(1)	346,604	345,148
HGI CRE CLO Ltd., Series 2022-FL3, Class A, VRN, 6.03%, (30-day average SOFR plus 1.70%), 4/20/37(1)	543,977	544,593
KKR CLO 17 Ltd., Series 17, Class BR, VRN, 6.12%, (3-month SOFR plus 1.86%), 4/15/34(1)	510,000	511,544
KKR CLO 18 Ltd., Series 2018, Class BR, VRN, 6.13%, (3-month SOFR plus 1.86%), 7/18/30(1)	270,000	270,891
KKR CLO 40 Ltd., Series 40A, Class AR, VRN, 5.57%, (3-month SOFR plus 1.30%), 10/20/34(1)	300,000	300,188
LCM 26 Ltd., Series 26A, Class A1, VRN, 5.60%, (3-month SOFR plus 1.33%), 1/20/31(1)	137,196	137,361
LCM 35 Ltd., Series 35A, Class BR, VRN, 5.91%, (3-month SOFR plus 1.65%), 10/15/34(1)	1,000,000	1,001,210
LCM 41 Ltd., Series 41A, Class A1, VRN, 5.72%, (3-month SOFR plus 1.46%), 4/15/36(1)	250,000	250,358
LoanCore Issuer Ltd., Series 2022-CRE7, Class AS, VRN, 6.33%, (30-day average SOFR plus 2.00%), 1/17/37(1)	250,000	250,045
Madison Park Funding XXIV Ltd., Series 2016-24A, Class AR2, VRN, 5.39%, (3-month SOFR plus 1.12%), 10/20/29(1)	77,226	77,263
MF1 Ltd., Series 2020-FL4, Class AS, VRN, 6.54%, (1-month SOFR plus 2.21%), 12/15/35(1)	200,000	200,255
MF1 Ltd., Series 2021-FL6, Class AS, VRN, 5.89%, (1-month SOFR plus 1.56%), 7/16/36(1)	600,000	597,324
MF1 Ltd., Series 2021-FL7, Class A, VRN, 5.52%, (1-month SOFR plus 1.19%), 10/16/36(1)	327,999	327,638
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, VRN, 5.94%, (3-month SOFR plus 1.66%), 7/25/30(1)	500,000	501,219
Octagon Investment Partners 35 Ltd., Series 2018-1A, Class A1B, VRN, 5.63%, (3-month SOFR plus 1.36%), 1/20/31(1)	750,000	750,659
OZLM IX Ltd., Series 2014-9A, Class A1A4, VRN, 5.47%, (3-month SOFR plus 1.20%), 10/20/31(1)	500,337	501,012
Palmer Square Loan Funding Ltd., Series 2025-1A, Class A2, VRN, 5.52%, (3-month SOFR plus 1.20%), 2/15/33(1)	300,000	298,590
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, VRN, 5.64%, (1-month SOFR plus 1.31%), 11/25/36(1)	702,539	702,588
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 6.70%, (1-month SOFR plus 2.37%), 10/25/39(1)	172,128	172,244
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 5.72%, (3-month SOFR plus 1.45%), 10/20/30(1)	52,612	52,749
Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 6.24%, (3-month SOFR plus 1.91%), 8/15/30(1)	250,000	251,305
Sound Point CLO XX Ltd., Series 2018-2A, Class B, VRN, 6.24%, (3-month SOFR plus 1.96%), 7/26/31(1)	1,000,000	1,005,980
Symphony CLO XXIV Ltd., Series 2020-24A, Class AR, VRN, 5.48%, (3-month SOFR plus 1.20%), 1/23/32(1)	797,877	800,203
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 5.51%, (3-month SOFR plus 1.23%), 4/25/31(1)	58,531	58,620
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $16,357,722)		16,374,398

COMMERCIAL MORTGAGE-BACKED SECURITIES — 21.6%
BFLD Mortgage Trust, Series 2021-FPM, Class A, VRN, 6.04%, (1-month SOFR plus 1.71%), 6/15/38(1)	462,000	462,198
BX Commercial Mortgage Trust, Series 2021-VINO, Class A, VRN, 5.10%, (1-month SOFR plus 0.77%), 5/15/38(1)	139,160	139,153
BX Commercial Mortgage Trust, Series 2021-XL2, Class A, VRN, 5.13%, (1-month SOFR plus 0.80%), 10/15/38(1)	282,732	282,692
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, VRN, 6.44%, (1-month SOFR plus 2.11%), 6/15/27(1)	575,000	577,595
BX Mortgage Trust, Series 2022-MVRK, Class A, VRN, 5.80%, (1-month SOFR plus 1.47%), 3/15/39(1)	222,129	221,882
BX Trust, Series 2018-GW, Class A, VRN, 5.43%, (1-month SOFR plus 1.10%), 5/15/35(1)	300,000	299,426
BX Trust, Series 2018-GW, Class B, VRN, 5.65%, (1-month SOFR plus 1.32%), 5/15/35(1)	600,000	598,540
BX Trust, Series 2021-ARIA, Class A, VRN, 5.34%, (1-month SOFR plus 1.01%), 10/15/36(1)	580,000	577,363
BX Trust, Series 2021-SDMF, Class A, VRN, 5.03%, (1-month SOFR plus 0.70%), 9/15/34(1)	677,241	674,498
BX Trust, Series 2025-ROIC, Class C, VRN, 5.87%, (1-month SOFR plus 1.54%), 3/15/30(1)	750,000	738,362
BX Trust, Series 2025-VLT6, Class C, VRN, 6.52%, (1-month SOFR plus 2.19%), 3/15/42(1)	500,000	498,218
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.59%, (1-month SOFR plus 1.26%), 11/15/38(1)	575,000	572,447
ELP Commercial Mortgage Trust, Series 2021-ELP, Class A, VRN, 5.14%, (1-month SOFR plus 0.82%), 11/15/38(1)	651,242	649,840
EQUS Mortgage Trust, Series 2021-EQAZ, Class A, VRN, 5.35%, (1-month SOFR plus 1.02%), 10/15/38(1)	574,968	574,460
Extended Stay America Trust, Series 2021-ESH, Class A, VRN, 5.52%, (1-month SOFR plus 1.19%), 7/15/38(1)	546,373	546,699
GS Mortgage Securities Corp. Trust, Series 2021-ARDN, Class A, VRN, 5.69%, (1-month SOFR plus 1.36%), 11/15/36(1)	575,000	573,503
GS Mortgage Securities Corp. Trust, Series 2021-STAR, Class A, VRN, 5.40%, (1-month SOFR plus 1.06%), 12/15/36(1)	200,000	199,241
MHP Trust, Series 2022-MHIL, Class A, VRN, 5.14%, (1-month SOFR plus 0.81%), 1/15/39(1)	329,794	328,691
SHR Trust, Series 2024-LXRY, Class B, VRN, 6.78%, (1-month SOFR plus 2.45%), 10/15/41(1)	750,000	751,265
SREIT Trust, Series 2021-MFP, Class A, VRN, 5.17%, (1-month SOFR plus 0.85%), 11/15/38(1)	517,565	517,090
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.77%, (1-month SOFR plus 1.44%), 2/15/42(1)	580,000	575,911
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, VRN, 7.12%, (1-month SOFR plus 2.79%), 11/15/27(1)	575,000	576,259
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $10,907,760)		10,935,333
ASSET-BACKED SECURITIES — 21.5%
Affirm Asset Securitization Trust, Series 2024-X1, Class A, SEQ, 6.27%, 5/15/29(1)	23,441	23,468
Affirm Asset Securitization Trust, Series 2024-X2, Class A, SEQ, 5.22%, 12/17/29(1)	408,839	409,015
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2B, VRN, 4.93%, (30-day average SOFR plus 0.60%), 2/18/28	319,178	319,091
CarMax Auto Owner Trust, Series 2023-4, Class A2B, VRN, 5.13%, (30-day average SOFR plus 0.80%), 12/15/26	185,840	185,931
Carvana Auto Receivables Trust, Series 2020-P1, Class D, 1.82%, 9/8/27	1,000,000	981,640
Chesapeake Funding II LLC, Series 2024-1A, Class A2, VRN, 5.10%, (30-day average SOFR plus 0.77%), 5/15/36(1)	274,536	274,812
ClickLease Equipment Receivables Trust, Series 2024-1, Class B, 7.34%, 2/15/30(1)	1,000,000	1,005,778
CNH Equipment Trust, Series 2024-B, Class A2B, VRN, 4.73%, (30-day average SOFR plus 0.40%), 10/15/27	107,280	107,299
Ford Credit Auto Owner Trust, Series 2024-A, Class A2B, VRN, 4.69%, (30-day average SOFR plus 0.36%), 1/15/27	205,164	205,191
Ford Credit Auto Owner Trust, Series 2024-B, Class A2B, VRN, 4.73%, (30-day average SOFR plus 0.40%), 4/15/27	634,049	634,117
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.92%, (30-day average SOFR plus 1.60%), 8/25/54(1)	635,287	635,761
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A2B, VRN, 4.78%, (30-day average SOFR plus 0.45%), 10/15/26(1)	147,076	147,135
Hyundai Auto Receivables Trust, Series 2023-C, Class A2B, VRN, 4.96%, (30-day average SOFR plus 0.63%), 1/15/27	347,106	347,257
Hyundai Auto Receivables Trust, Series 2024-A, Class A2B, VRN, 4.75%, (30-day average SOFR plus 0.42%), 4/15/27	450,351	450,538
John Deere Owner Trust, Series 2024-A, Class A2B, VRN, 4.70%, (30-day average SOFR plus 0.37%), 2/16/27	91,770	91,808
John Deere Owner Trust, Series 2024-B, Class A2B, VRN, 4.70%, (30-day average SOFR plus 0.37%), 5/17/27	643,510	643,694
John Deere Owner Trust, Series 2024-C, Class A2B, VRN, 4.76%, (30-day average SOFR plus 0.43%), 8/16/27	439,005	439,270
MMAF Equipment Finance LLC, Series 2021-A, Class A3, SEQ, 0.56%, 6/13/28(1)	51,747	51,162
Navient Private Education Loan Trust, Series 2015-BA, Class A3, VRN, 5.89%, (1-month SOFR plus 1.56%), 7/16/40(1)	24,653	24,782
Nissan Auto Receivables Owner Trust, Series 2024-A, Class A2B, VRN, 4.71%, (30-day average SOFR plus 0.38%), 12/15/26	534,672	534,714
Northstar Education Finance, Inc., Series 2006-A, Class B, VRN, 5.14%, (3-month SOFR plus 0.81%), 11/28/35	18,211	17,991
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33%, 9/15/27	195,593	194,388
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42%, 11/15/27	77,803	77,775
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, SEQ, 4.88%, 9/15/27	573,675	573,693

Service Experts Issuer LLC, Series 2021-1A, Class A, SEQ, 2.67%, 2/2/32(1)	574,544	558,643
Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, SEQ, 6.43%, 12/22/31(1)	1,000,000	1,008,243
Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 7/20/27(1)	500,000	502,671
Westlake Automobile Receivables Trust, Series 2021-2A, Class D, 1.23%, 12/15/26(1)	195,643	194,952
Westlake Automobile Receivables Trust, Series 2023-4A, Class A2, SEQ, 6.23%, 1/15/27(1)	56,048	56,160
Westlake Automobile Receivables Trust, Series 2024-1A, Class A2B, VRN, 4.90%, (30-day average SOFR plus 0.57%), 3/15/27(1)	209,426	209,471
TOTAL ASSET-BACKED SECURITIES (Cost $10,896,281)		10,906,450
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.8%
FHLMC, Series 2021-DNA7, Class M1, VRN, 5.17%, (30-day average SOFR plus 0.85%), 11/25/41(1)	87,607	87,379
FHLMC, Series 2023-DNA1, Class M1A, VRN, 6.42%, (30-day average SOFR plus 2.10%), 3/25/43(1)	326,220	330,955
FHLMC, Series 2023-HQA1, Class M1A, VRN, 6.32%, (30-day average SOFR plus 2.00%), 5/25/43(1)	411,951	416,268
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.32%, (30-day average SOFR plus 2.00%), 6/25/43(1)	129,592	130,353
FHLMC, Series 2023-HQA3, Class A1, VRN, 6.17%, (30-day average SOFR plus 1.85%), 11/25/43(1)	557,191	563,894
FHLMC, Series 4619, Class NF, VRN, 4.85%, (30-day average SOFR plus 0.51%), 3/15/44	404,415	398,382
FHLMC, Series 5468, Class FB, VRN, 5.52%, (30-day average SOFR plus 1.20%), 11/25/54	1,193,961	1,175,719
FNMA, Series 2022-R03, Class 1M1, VRN, 6.42%, (30-day average SOFR plus 2.10%), 3/25/42(1)	484,999	493,158
FNMA, Series 2022-R04, Class 1M1, VRN, 6.32%, (30-day average SOFR plus 2.00%), 3/25/42(1)	114,240	115,982
FNMA, Series 2022-R06, Class 1M1, VRN, 7.07%, (30-day average SOFR plus 2.75%), 5/25/42(1)	441,690	451,237
FNMA, Series 2023-R04, Class 1M1, VRN, 6.62%, (30-day average SOFR plus 2.30%), 5/25/43(1)	537,005	548,173
FNMA, Series 2023-R05, Class 1M1, VRN, 6.22%, (30-day average SOFR plus 1.90%), 6/25/43(1)	411,474	416,098
FNMA, Series 2023-R06, Class 1M1, VRN, 6.02%, (30-day average SOFR plus 1.70%), 7/25/43(1)	60,695	61,054
FNMA, Series 2023-R08, Class 1M1, VRN, 5.82%, (30-day average SOFR plus 1.50%), 10/25/43(1)	567,794	570,124
FNMA, Series 2024-R01, Class 1M1, VRN, 5.37%, (30-day average SOFR plus 1.05%), 1/25/44(1)	462,230	462,576
FNMA, Series 2024-R03, Class 2M1, VRN, 5.47%, (30-day average SOFR plus 1.15%), 3/25/44(1)	65,795	65,872
FNMA, Series 2025-35, Class HF, VRN, 6.00%, (30-day average SOFR plus 1.70%), 5/25/55	1,013,988	1,010,950
FNMA, Series 440, Class C6, IO, 2.00%, 10/25/52	1,747,549	223,208
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,532,570)		7,521,382
U.S. TREASURY SECURITIES — 7.5%
U.S. Treasury Notes, VRN, 4.55%, (3-month USBMMY plus 0.25%), 1/31/26(2) (Cost $3,803,233)	3,800,000	3,805,380
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $981,557)	981,557	981,557
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $50,479,123)		50,524,500
OTHER ASSETS AND LIABILITIES — 0.3%		171,429
TOTAL NET ASSETS — 100.0%		$50,695,929

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $37,124,907, which represented 73.2% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $277,375.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Collateralized Loan Obligations	—	$16,374,398	—
Commercial Mortgage-Backed Securities	—	10,935,333	—
Asset-Backed Securities	—	10,906,450	—
Collateralized Mortgage Obligations	—	7,521,382	—
U.S. Treasury Securities	—	3,805,380	—
Short-Term Investments	$981,557	—	—
	$981,557	$49,542,943	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.